Award Timing Disclosure	12 Months Ended
Jun. 30, 2026
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	The company’s practice is to make annual equity award grants of RSUs to directors, named executive officers and non-executive management effective on the earliest practicable date after the annual stockholder meeting. The company makes the annual equity award grant of stock options to any officer or director choosing options two business days after the publishing of the annual meeting voting results on a Current Report on Form 8-K.
Award Timing Method	The company’s practice is to make annual equity award grants of RSUs to directors, named executive officers and non-executive management effective on the earliest practicable date after the annual stockholder meeting. The company makes the annual equity award grant of stock options to any officer or director choosing options two business days after the publishing of the annual meeting voting results on a Current Report on Form 8-K. In fiscal year 2026, the related board and committee meetings were held in Sydney, Australia following the annual stockholder meeting. The board approved the annual RSU grants to directors and the committee approved the annual RSU grants to named executive officers and non-executive management on November 20, 2025 (US Eastern Time), and the grants became effective on that date. Stock options were not granted until two business days after publishing annual meeting voting results in a Current Report on Form 8-K. Mr. Farrell elected to receive 50% stock options and 50% RSUs for the portion of his annual award that was not PSUs. All other named executive officers who received annual equity awards in November 2025 elected to receive 100% RSUs.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The company’s practice is to make annual equity award grants of RSUs to directors, named executive officers and non-executive management effective on the earliest practicable date after the annual stockholder meeting. The company makes the annual equity award grant of stock options to any officer or director choosing options two business days after the publishing of the annual meeting voting results on a Current Report on Form 8-K. In fiscal year 2026, the related board and committee meetings were held in Sydney, Australia following the annual stockholder meeting. The board approved the annual RSU grants to directors and the committee approved the annual RSU grants to named executive officers and non-executive management on November 20, 2025 (US Eastern Time), and the grants became effective on that date. Stock options were not granted until two business days after publishing annual meeting voting results in a Current Report on Form 8-K. Mr. Farrell elected to receive 50% stock options and 50% RSUs for the portion of his annual award that was not PSUs. All other named executive officers who received annual equity awards in November 2025 elected to receive 100% RSUs.
MNPI Disclosure Timed for Compensation Value	false